Auer Growth Fund
Schedule of Investments
August 31, 2021 - (Unaudited)
COMMON STOCKS — 97.81% Shares Fair Value
Consumer Discretionary — 21.77%
American Outdoor Brands Inc.
(a)
8,200 $ 228,206
America's Car-Mart, Inc.
(a)
1,700 219,861
AMREP Corp.
(a)
11,000 165,550
Bassett Furniture Industries, Inc. 9,300 199,857
BorgWarner, Inc. 2,400 102,432
Brunswick Corp. 2,500 242,175
Builders FirstSource , Inc.
(a)
5,000 266,450
D.R. Horton, Inc. 5,200 497,224
Forestar Group, Inc.
(a)
4,700 97,713
KB Home 5,600 240,968
M.D.C. Holdings, Inc. 8,424 440,154
M/I Homes, Inc.
(a)
4,000 257,560
MarineMax , Inc.
(a)
2,000 97,240
Meritage Homes Corp.
(a)
4,600 513,084
PulteGroup, Inc. 2,200 118,492
Signet Jewelers Ltd. 1,700 134,640
Sturm Ruger & Co., Inc. 2,600 203,294
Tilly's, Inc., Class A
(a)
7,900 123,003
Toll Brothers, Inc. 4,000 256,240
TRI Pointe Group, Inc.
(a)
19,500 463,515
Winnebago Industries, Inc. 3,700 257,594
5,125,252
Consumer Staples — 0.60%
Natural Alternatives International, Inc.
(a)
9,000 141,660
Energy — 5.97%
Canadian Natural Resources Ltd. 3,700 122,359
Diamondback Energy, Inc. 6,000 462,840
Magnolia Oil & Gas Corp. 8,000 125,440
REX American Resources Corp.
(a)
2,700 228,852
VAALCO Energy, Inc.
(a)
190,000 465,500
1,404,991
Financials — 16.73%
AmeriServ Financial, Inc. 28,500 111,150
Bank of the James Financial Group 8,800 124,520
Citigroup, Inc. 6,500 467,415
First Foundation, Inc. 5,500 132,165
First Internet Bancorp 14,000 416,080
FNCB Bancorp, Inc. 15,000 117,450
HarborOne Bancorp, Inc. 10,000 141,300
HMN Financial, Inc.
(a)
6,000 139,920
Homestreet Inc. 5,800 236,930
Investors Title Co. 1,300 249,418
MainStreet Bancshares, Inc.
(a)
5,700 133,095
Meridian Bank 9,500 278,255
OFG Bancorp 12,000 285,720

Auer Growth Fund
Schedule of Investments (continued)
August 31, 2021 - (Unaudited)
COMMON STOCKS — 97.81% - (continued) Shares Fair Value
Financials — 16.73% - (continued)
Oppenheimer Holdings, Inc., Class A 10,500 $ 489,195
Orrstown Financial Services, Inc. 5,500 131,230
SiriusPoint Ltd.
(a)
10,300 101,043
Stewart Information Services Corp. 2,000 125,900
Voya Financial, Inc. 2,000 129,960
Western New England Bancorp, Inc. 15,000 128,700
3,939,446
Health Care — 1.96%
Enzo Biochem , Inc.
(a)
32,000 117,120
Quipt Home Medical Corp.
(a)
35,000 228,550
Retractable Technologies, Inc.
(a)
9,000 115,920
461,590
Industrials — 14.47%
Atlas Air Worldwide Holdings, Inc.
(a)
7,300 534,141
Covenant Transportation Group, Inc.
(a)
11,000 267,960
Cross Country Healthcare, Inc.
(a)
7,700 167,475
Flex LNG Ltd. 8,700 134,415
Matson, Inc. 3,100 245,427
Mueller Industries, Inc. 2,600 115,986
PACCAR, Inc. 2,900 237,423
Pangaea Logistics Solutions Ltd. 47,000 230,300
Schnitzer Steel Industries, Inc., Class A 12,000 567,720
Strattec Security Corp.
(a)
3,700 138,010
Sypris Solutions, Inc.
(a)
72,000 274,320
USA Truck, Inc.
(a)
34,000 493,000
3,406,177
Materials — 27.74%
AdvanSix , Inc.
(a)
16,000 584,000
Alcoa Corp.
(a)
6,500 288,405
A-Mark Precious Metals, Inc. 6,500 315,315
Arch Resources, Inc.
(a)
3,500 264,915
Boise Cascade Co. 2,000 115,700
Cleveland-Cliffs, Inc.
(a)
10,300 241,741
Commercial Metals Co. 7,200 234,864
Companhia Siderurgica Nacional SA - ADR 26,000 175,240
Dow, Inc. 1,900 119,510
Encore Wire Corp. 6,000 510,060
Fortuna Silver Mines, Inc.
(a)
78,000 342,420
Freeport-McMoRan, Inc. 6,200 225,618
Friedman Industries, Inc. 9,000 110,250
Gerdau SA - ADR 35,000 189,700
Harmony Gold Mining Co. Ltd. - ADR 28,000 105,840
Huntsman Corp. 4,500 118,935
Louisiana-Pacific Corp. 3,300 209,352
LyondellBasell Industries NV, Class A 4,500 451,575

Auer Growth Fund
Schedule of Investments (continued)
August 31, 2021 - (Unaudited)
COMMON STOCKS — 97.81% - (continued) Shares Fair Value
Materials — 27.74% - (continued)
Methanex Corp. 6,100 $ 223,931
Mosaic Co. (The) 7,000 225,260
SSR Mining, Inc. 28,500 475,665
Steel Dynamics, Inc. 4,300 290,207
UFP Industries, Inc. 3,300 247,764
Vale SA - ADR 13,000 247,910
Worthington Industries, Inc. 3,700 214,415
6,528,592
Real Estate — 0.46%
PotlatchDeltic Corp. 2,100 109,095
Technology — 8.11%
Alpha & Omega SemiConductor Ltd.
(a)
8,000 232,400
Amkor Technology, Inc. 8,600 236,242
Arrow Electronics, Inc.
(a)
1,000 121,220
CLPS, Inc.
(a)
57,000 188,670
Cohu , Inc. 3,300 117,744
Himax Technologies, Inc. - ADR 43,000 506,110
Micron Technology, Inc.
(a)
5,000 368,500
Sify Technologies Ltd. - ADR
(a)
38,000 138,700
1,909,586
Total Common Stocks (Cost $21,471,108) 23,026,389
MONEY MARKET FUNDS — 2.33%
Fidelity Investments Money Market Government Portfolio - Class I, 0.01%
(b)
547,753 547,753
Total Money Market Funds (Cost $547,753) 547,753
Total Investments — 100.14%
    (Cost $22,018,861) 23,574,142
Liabilities in Excess of Other Assets — (0.14)% (33,015)
NET ASSETS — 100.00% $ 23,541,127
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2021.
ADR - American Depositary Receipt.